STEIN ROE MUTUAL FUNDS

SEMIANNUAL REPORT
MARCH 31, 1999

PHOTO OF: HANDS HOLDING SMALL PLANT.

STEIN ROE EQUITY FUNDS

GROWTH FUND

         GROWTH INVESTOR FUND
logo
                             STEIN ROE MUTUAL FUNDS
                         ------------------------------
                   Sensible Risk. Intelligent Investments(R).

CONTENTS
--------------------------------------------------------------------------------
PERFORMANCE SUMMARY...................................................       1
How the Stein Roe Growth Investor Fund has done over time

MANAGEMENT DISCUSSION & ANALYSIS......................................       2
An Interview with the Portfolio Managers
Growth of a $10,000 Investment Chart

PORTFOLIO OF INVESTMENTS..............................................       5
A complete list of investments with market values

FINANCIAL STATEMENTS..................................................       8
Statements of assets and liabilities, operations and changes in net assets

NOTES TO FINANCIAL STATEMENTS.........................................      13

FINANCIAL HIGHLIGHTS..................................................      15
Selected per-share data



Must be accompanied or preceded by a prospectus.

FUND PERFORMANCE
--------------------------------------------------------------------------------
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.

Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (net investment income) and capital gains (the profits the fund earns when it sells stocks that have grown in value).

Six Month Cumulative and Average Annual Total Returns
Periods ended March 31, 1999


                                             Past 6   Past 1   Past 3   Life of
                                             Months    Year     Years    Fund
                                       -----------------------------------------
GROWTH INVESTOR FUND*                        31.48%   13.43%    25.81%   27.30%
Standard & Poor's 500 Index                  27.32    18.49     28.07    26.39
Lipper Growth Fund Average                   28.23    13.56     21.73    20.62
Number of Funds in Peer Group                 1105     1022       619      391

*Growth Investor Fund commenced operations on 3/31/99. The Fund is a feeder fund in a master/feeder structure and invests all of its assets in the SR&F Growth Investor Portfolio, which has the same investment objective and policies as the Fund. The Fund's historical performance for all periods prior to 3/31/99 is the performance of Young Investor Fund, which began operating 4/29/94 and is a separate feeder fund of the SR&F Growth Investor Portfolio. Performance for Growth Investor Fund is not restated for any difference in expenses between the Fund and Young Investor Fund. An expense limit of 1.10% of average daily net assets is in effect for the Fund; absent these limits, total return would be less.

Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions. The S&P 500 Index is an unmanaged group of securities that differs from the composition of each Stein Roe fund; it is not available for direct investment. Source: Lipper, Inc., a monitor of mutual fund performance.

QUESTIONS & ANSWERS
--------------------------------------------------------------------------------
AN INTERVIEW WITH DAVID BRADY AND ERIK GUSTAFSON,
PORTFOLIO MANAGERS OF GROWTH INVESTOR FUND AND SR&F GROWTH INVESTOR PORTFOLIO

FUND DATA
Investment Objective:
Seeks to achieve long-term growth by investing in a portfolio primarily made up of common stocks.

FUND INCEPTION:
March 31, 1999
Stein Roe Growth Investor Fund began operating on March 31, 1999. The Fund invests all of its assets in SR&F Growth Investor Portfolio, the portfolio where the assets of Young Investor Fund are also invested.

Q: WHAT IS THE BACKGROUND OF GROWTH INVESTOR PORTFOLIO?

GUSTAFSON: The Fund invests in what we believe are the best growth-oriented companies available -- regardless of size. Over the past six months, investors focused primarily on large-company stocks with pure, proven growth characteristics -- and that's also where the majority of the portfolio's assets were invested.
         For the six months ended March 31, 1999, Growth Investor Fund's results outpaced its benchmark, the unmanaged Standard & Poor's 500 Index, as shown on page 1. The Portfolio lifetime results also outpaced the S&P 500 Index and the returns of most growth mutual funds also shown on page 1.

Q: IN WHAT AREAS DO YOU FOCUS INVESTMENTS?

BRADY: Compared to most growth funds in its category, the portfolio is positioned in an above-average weighting of technology and telecommunications stocks, two sectors that have recently been providing strong double-digit returns. As of March 31, 1999, five of the portfolio's top 10 holdings were technology companies. One of the portfolio's largest holdings is America Online (4.5% of net assets). The company is a leader in Internet communications and has proven itself by reporting several quarters of consistent growth. We believe America Online is on track to show further earnings growth and capital appreciation potential. Other Internet holdings include Inktomi Corp. (0.9% of net assets), a company that makes search engine software and Entrust Technologies, which develops security products that assure privacy when transacting on the web (0.9% of net assets).
         A top telecommunications holding is MCI WorldCom (3.1% of net assets) which was also among the top performing stocks in the S&P 500 Index over the past six months.

Q: GROWTH INVESTOR FUND OWNS SMALL-COMPANY AND MIDCAP STOCKS IN ADDITION TO LARGE-CAP STOCKS. HOW DID THESE STOCKS DO DURING THE FIRST HALF OF THE 1999 FISCAL YEAR?

BRADY: Generally not as well as large-company stocks, except in technology. For that reason, we have positioned the Fund to try to benefit from the current demand for high-quality growth stocks. More than 80% of the portfolio's net assets were invested in large-cap companies as of March 31.

GUSTAFSON: Our flexible strategy allows us to invest the portfolio's assets in companies where we see the greatest growth potential. We focus specifically on those businesses we think can consistently meet or exceed analysts' earnings expectations, and lately that's led us toward large-cap companies. Because small-company stocks have been so out-of-favor, we've become extremely selective in this area. Brady: However, we maintain a broad mix of stocks because we believe this is a sensible approach that can help reduce risk, especially given that many large-company stocks currently sell at prices that seem much higher than historical norms. Having companies of all sizes in the portfolio served us well a few years ago and it remains an important part of our long-term strategy.

Q: WHAT CAUSED THE STOCK MARKET TO MOVE UP SO MUCH AFTER ITS BIG DECLINE LAST SUMMER?

GUSTAFSON: Investors became more confident in corporate earnings prospects after the Federal Reserve Board reduced short-term interest rates last fall. Consumer prices remained low, and international financial markets began to stabilize. Also, U.S. economic growth has been much better than expected. GDP (gross domestic product, or the nation's output of goods and services) rose a strong 6% in the fourth quarter of 1998. Many economists believe the United States will continue to grow without undue inflation in 1999. This environment has historically been positive for growth stocks.

Q: WHAT'S YOUR OUTLOOK FOR THE U.S. ECONOMY?

BRADY: We spend about 10% to 15% of our time looking at macro-economic trends. Generally, we think the current U.S. environment of low inflation, and healthy consumer demand can continue. In our view, this bodes wells for growth stocks and we remain fully invested. We're stock-pickers at heart, and invest most of our resources evaluating whether individual companies can grow regardless of economic conditions

Q: WHAT WOULD YOU TELL INVESTORS TO EXPECT GOING FORWARD?

GUSTAFSON: In our opinion, Growth Investor Fund is well-positioned to take advantage of the trends in technology and business that we think are likely to foster further growth into the new millennium. We will continue to monitor trends and utilize our flexible investment parameters to invest for growth where we see the greatest long-term potential.

Past performance is no guarantee of future results. Share price and investment returns will vary, so you may have gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions. Growth Investor Portfolio holdings are as of 3/31/99 and are subject to change. Investments in smaller companies may experience greater volatility. The Fund is a feeder fund in a master/feeder structure and invests all of its assets in the SR&F Growth Investor Portfolio, which has the same investment objective and policies as the Fund. The Fund's historical performance for all periods prior to 3/31/99 is the performance of Young Investor Fund, which began operating 4/29/94 and is a separate feeder fund of the SR&F Growth Investor Portfolio. Performance for Young Investor Fund is not restated for any difference in expenses between the Fund and Young Investor Fund.
An expense limit of 1.10% of average daily net assets is in effect for the Fund; absent these limits, total returns would be less. The S&P 500 Index is an unmanaged group of stocks that differs from the composition of the Fund and is not available for direct investment.

INVESTMENT COMPARISON
--------------------------------------------------------------------------------
GROWTH of a $10,000 Investment since Inception of Growth Investor Portfolio

CHART

             GROWTH INVESTOR         S&P 500           LIPPER GROWTH FUND
                    FUND              INDEX            AVERAGE (391 funds)
--------------------------------------------------------------------------
4/30/94           10000                10000                10000
9/30/94           10240                10399                10242
3/31/95           11414                11408                10865
9/30/95           14395                13488                12966
3/31/96           16466                15066                14007
9/30/96           19513                16228                15065
3/31/97           19294                18052                15826
9/30/97           24659                22789                20214
3/31/98           28909                26711                22627
9/30/98           24940                24859                20008
3/31/99           32791                31649                25671




Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. This illustration assumes a $10,000 investment on April 29, 1994, and reinvestment of income and capital gains distributions. The S&P 500 Index is an unmanaged group of stocks that differs from the composition of the Fund and is not available for direct investment. Lipper, Inc. is a monitor of mutual fund performance. Growth Investor Fund commenced operations on 3/31/99. The Fund is a feeder fund in a master/feeder structure and invests all of its assets in the SR&F Growth Investor Portfolio, which has the same investment objective and policies as the Fund. The Fund's historical performance for all periods prior to 3/31/99 is the performance of Young Investor Fund, which began operating 4/29/94 and is a separate feeder fund of the SR&F Growth Investor Portfolio. Performance for Growth Investor Fund is not restated for any difference in expenses between the Fund and Young Investor Fund. An expense limit 1.10% of average daily net assets is in effect for the Fund; absent these limits, total return would be less.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------
                           GROWTH INVESTOR PORTFOLIO
                              AS OF MARCH 31, 1999

                 TOP 10 EQUITY HOLDINGS (% OF TOTAL NET ASSETS)

 America Online..................4.5%     Outdoor Systems.................2.4%
 Cisco Systems...................3.5      McDonald's......................2.4
 MCI WorldCom....................3.1      Mattel..........................2.3
 Microsoft.......................2.7      Household International.........2.3
 Tellabs.........................2.5      General Electric................2.3

                          EQUITY PORTFOLIO HIGHLIGHTS

                                      Portfolio         S&P 500 Index
                                 ----------------------------------------
Number of Holdings                       58                  500
Weighted Median Market Value ($ Mil.) $31,947              $60,137

                            Economic Sector Breakdown
CHART

       EQUITY PORTFOLIO


Basic Materials            2%
Consumer Cyclical         21%
Consumer Noncyclical      20%
Energy                     0%
Financial                 14%
Industrial                 6%
Technology                27%
Utilities                 10%


      S&P 500 INDEX

Basic Materials            2%
Consumer Cyclical         14%
Consumer Noncyclical      21%
Energy                     7%
Financial                 16%
Industrial                 8%
Technology                22%
Utilities                 10%

        ASSET ALLOCATION

Equities      Cash & Equivalents
96.6%           3.4%

SR&F GROWTH INVESTOR PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments at March 31, 1999
(Dollar amounts in thousands)
(Unaudited)


                                                            Number        Market
COMMON STOCKS (96.6%)                                     of Shares        Value
--------------------------------------------------------------------------------
ADVERTISING (2.0%)
Interpublic Group......................................    250,000      $ 19,469

BANKS (1.0%)
Texas Regional Bancshares, Class A.....................    350,000         9,450

COMMERCIAL SERVICES (1.4%)
Paychex................................................    300,000        14,231

COMPUTER SOFTWARE AND SERVICES (15.4%)
America Online.........................................    300,000        43,800
Cisco Systems (a)......................................    316,500        34,677
EMC Corp. .............................................     50,000         6,388
Entrust Technologies...................................    250,000         8,438
Inktomi................................................    100,000         8,575
Microsoft (a)..........................................    290,000        25,991
Sun Microsystems.......................................     75,000         9,370
Transaction Systems Architects (a).....................    375,000        13,500
                                                                     -----------
                                                                         150,739
CONSUMER PRODUCTS (2.6%)
Gillette...............................................    225,000        13,373
Procter & Gamble.......................................    125,000        12,242
                                                                     -----------
                                                                          25,615
DISTRIBUTION - RETAIL (6.0%)
Hasbro.................................................    600,000        17,363
Mattel.................................................    925,000        23,009
Walgreen Co. ..........................................    652,400        18,430
                                                                     -----------
                                                                          58,802
ELECTRICAL EQUIPMENT (2.3%)
General Electric.......................................    200,000        22,125

ELECTRICAL GENERATION (1.2%)
AES....................................................    325,000        12,106

ENTERTAINMENT (4.2%)
Cedar Fair L.P.).......................................    315,000         7,914
Time Warner............................................    250,000        17,766
Walt Disney............................................    500,000        15,563
                                                                     -----------
                                                                          41,243
FINANCIAL SERVICES (11.9%)
Alliance Capital Management L.P........................    350,000         8,859
American International Group...........................    150,000        18,094
Citigroup .............................................    300,000        19,163
Fannie Mae.............................................    250,000        17,312
Freddie Mac............................................    300,000        17,138
Household International................................    500,000        22,813
Providian Financial....................................    125,000        13,750
                                                                     -----------
                                                                         117,129
FOOD AND BEVERAGE (5.2%)
Coca-Cola..............................................    350,000        21,481
Groupe Danone ADRs.....................................    270,000        13,466
Wm. Wrigley Jr.........................................    175,000        15,827
                                                                     -----------
                                                                          50,774

                                                           Number        Market
                                                         of Shares        Value
--------------------------------------------------------------------------------
HEALTH CARE (4.2%)
American Home Products.................................   270,000       $ 17,618
Johnson & Johnson......................................   200,000         18,737
Orthodontic Centers of America (a).....................   325,000          5,119
                                                                     -----------
                                                                          41,474
MACHINERY (1.0%)
McDermott International...............................    400,000         10,125

MEDICAL - INSTRUMENTS (3.0%)
Becton Dickinson......................................    400,000         15,325
Medtronic.............................................    200,000         14,350
                                                                     -----------
                                                                          29,675
MEDICAL - PHARMACEUTICAL (5.7%)
Eli Lilly & Company...................................    150,000         12,731
Pfizer................................................    150,000         20,812
Watson Pharmaceuticals (a)............................    500,000         22,062
                                                                     -----------
                                                                          55,605
PUBLISHING, BROADCASTING AND MEDIA (6.9%)
AT&T Liberty Media A..................................    200,000         10,525
Clear Channel Communications (a)......................    300,000         20,119
Heftel Broadcasting, Class A (a)......................    300,000         13,013
Outdoor Systems (a)...................................    800,000         24,000
                                                                     -----------
                                                                          67,657
RESTAURANT (2.4%)
McDonald's............................................    525,000         23,789

SEMICONDUCTORS (3.3%)
Intel.................................................    135,000         16,048
Maxim Integrated Products (a).........................    300,000         16,237
                                                                     -----------
                                                                          32,285
SPECIALTY CHEMICALS (1.5%)
Minerals Technologies.................................    300,000         14,400

TELECOMMUNICATIONS (9.1%)
American Tower, Class A (a)...........................    500,000         12,250
Equant................................................    157,500         11,852
Frontier..............................................     50,000          2,594
Global Telesystems....................................    200,000         11,187
MCI WorldCom (a)......................................    345,000         30,554
Qwest Communications International (a)................    291,525         21,017
                                                                     -----------
                                                                          89,454
TELECOMMUNICATIONS EQUIPMENT (5.1%)
Loral Space & Communications (a)......................    400,000          5,775
Lucent Technologies...................................    180,000         19,394
Tellabs (a)...........................................    250,000         24,438
                                                                     -----------
                                                                          49,607
TRAVEL SERVICES (1.2%)
Sabre Group Holdings (a)..............................    250,000         11,344
                                                                     -----------
Total Common Stocks (Cost $641,335)...................                   947,098
                                                                     -----------


SR&F GROWTH INVESTOR PORTFOLIO CONTINUED


                                                           Number        Market
 SHORT TERM OBLIGATIONS (4.5%)                           of Shares        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (4.5%)
Associates Corp. of North America 5.00% 4/1/99..........  $ 43,685      $ 43,685
                                                                     -----------
TOTAL SHORT-TERM OBLIGATIONS
(Cost $43,685)..........................................                  43,685
                                                                     -----------


TOTAL INVESTMENTS (101.1%)
(Cost $685,019) (b).....................................                 990,783
OTHER ASSETS, LESS LIABILITIES (-1.1%)..................                (10,653)
                                                                     -----------
TOTAL NET ASSETS (100.0%)...............................                $980,130
                                                                     ===========

NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Non-income producing security.
(b) At March 31, 1999, the cost of investments for federal income tax purposes was $685,027. Net unrealized appreciation of $305,756, consisting of gross unrealized appreciation of $323,673 and gross unrealized depreciation of $17,917.

See accompanying Notes to Financial Statements.

STEIN ROE GROWTH INVESTOR FUND
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
For the Period Ended March 31, 1999
(All amounts in thousands, except per-share data)
(Unaudited)





ASSETS
Investments in Portfolio, at value....................................    $   25
Receivable for fund shares sold.......................................         3
                                                                        --------
         Total assets.................................................        28
                                                                        --------
LIABILITIES
Other liabilities.....................................................        --
                                                                        --------
         Total liabilities............................................        --
                                                                        --------
         Net assets...................................................    $   28
                                                                        ========
ANALYSIS OF NET ASSETS
Paid-in capital.......................................................    $   28
Net unrealized appreciation (depreciation) on investments.............        --
Accumulated undistributed net investment income (loss)................        --
Accumulated net realized gain (loss) on investments...................        --
                                                                        --------
         Net assets...................................................    $   28
                                                                        ========
Shares outstanding (unlimited number authorized)......................         3
                                                                        ========
Net asset value per share.............................................    $10.00
                                                                        ========


See accompanying Notes to Financial Statements.

STEIN ROE GROWTH INVESTOR FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)
(Unaudited)
                                                                       Period
                                                                        ended
                                                                    March 31,
                                                                      1999(a)
                                                               --------------
OPERATIONS
Net investment income (loss)................................        $      --
Net realized gain (loss) on investments.....................               --
Net change in unrealized appreciation or
         depreciation on investments........................               --
                                                                    ---------
         Net increase (decrease) in net assets
             resulting from operations......................               --
                                                                    ---------
Distributions to Shareholders
Distributions from net investment income....................               --
Distributions from net capital gains........................               --
                                                                    ---------
         Total distributions to shareholders................               --
                                                                    ---------
SHARE TRANSACTIONS
Subscriptions to fund shares................................               28
Value of distributions reinvested...........................               --
Redemptions of fund shares..................................               --
                                                                    ---------
         Net increase from share transactions...............               28
                                                                    ---------
         Net increase in net assets.........................               28
TOTAL NET ASSETS
Beginning of period.........................................               --
                                                                    ---------
End of period...............................................        $      28
                                                                    ---------
Accumulated Undistributed Net Investment Income (Loss)......        $      --
                                                                    =========
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares................................                3
Issued in reinvestment of distributions.....................               --
Redemptions of fund shares..................................               --
                                                                    ---------
         Net increase in fund shares........................                3
Shares outstanding at beginning of period...................               --
                                                                    ---------
Shares outstanding at end of period.........................                3
                                                                    =========



(a) From commencement of operations on March 31, 1999.
See accompanying Notes to Financial Statements.

SR&F GROWTH INVESTOR PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 1999
(All amounts in thousands)
(Unaudited)




ASSETS
Investments, at market value (cost of  $685,019)..................    $990,783
Dividends receivable..............................................         309
Cash..............................................................       1,858
                                                                  ------------
         Total assets.............................................     992,950
                                                                  ------------
LIABILITIES
Payable for investments purchased................................       12,290
Payable to investment adviser....................................          482
Other liabilities................................................           48
                                                                  ------------
         Total liabilities.......................................       12,820
                                                                  ------------
         Net assets applicable to investors' beneficial interest      $980,130
                                                                  ============


See accompanying Notes to Financial Statements.

SR&F GROWTH INVESTOR PORTFOLIO
------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 1999
(All amounts in thousands)
(Unaudited)




INVESTMENT INCOME
Dividends.....................................................      $    2,746
Interest......................................................             911
                                                                   -----------
         Total investment income..............................           3,657
                                                                   -----------
EXPENSES
Management fees...............................................           2,484
Accounting fees...............................................              22
Trustees' fees................................................               9
Audit and legal fees..........................................               8
Custodian fees................................................              17
Other.........................................................              --
                                                                   -----------
         Total expenses.......................................           2,540
                                                                   -----------
         Net investment income................................           1,117
                                                                   -----------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments..............................          (2,534)
                                                                   -----------
Net change in unrealized appreciation on investments..........         233,951
                                                                   -----------
         Net gain on investments..............................         231,417
                                                                   -----------
Net Increase in Net Assets Resulting from Operations..........        $232,534
                                                                   ===========



See accompanying Notes to Financial Statements.

SR&F GROWTH INVESTOR PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

                                                 (Unaudited)
                                                  Six months
                                                       ended          Year ended
                                                    March 31,      September 30,
                                                        1999               1998
                                               --------------      -------------
Operations
Net investment income.......................        $  1,117           $  2,659
Net realized gain (loss) on investments.....          (2,534)            12,629
Net change in unrealized appreciation or
       depreciation on investments..........         233,951            (30,644)
                                                  -----------        -----------
         Net increase (decrease) in net assets
         resulting from operations..........         232,534            (15,356)
                                                  -----------        -----------

Transactions in Investors' Beneficial Interest
Contributions...............................          65,949            389,527
Withdrawals.................................         (41,023)          (127,041)
                                                  -----------        -----------
         Net increase from transactions in
         investors' beneficial interest.....          24,926            262,486
                                                  -----------        -----------
         Net increase in net assets.........         257,460            247,130

Total Net Assets
Beginning of period.........................         722,670            475,540
                                                  -----------        -----------
End of period...............................        $980,130           $722,670
                                                  ===========        ===========



See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(All amounts in thousands) (Unaudited)

NOTE 1. ORGANIZATION
Stein Roe Growth Investor Fund (the "Fund") is a series of Stein Roe Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Investor Portfolio (the "Portfolio").
         The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. On March 31, 1999, Growth Investor Fund contributed $25 in other assets to SR&F Growth Investor Portfolio in exchange for beneficial ownership of that Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At March 31, 1999, Growth Investor Fund owned 0.00 percent of the SR&F Growth Investor Portfolio.
--------------------------------------------------------------------------------
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Fund and the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount accretion on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

SECURITY VALUATIONS

All securities are valued as of March 31, 1999. Securities are valued at, depending on the security involved, the last reported sales price, last bid or asked price, or the mean between last bid and asked prices as of the close of the appropriate exchange or other designated time. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FEDERAL INCOME TAXES

No provision is made for federal
income taxes since (a) the Fund elects to be taxed as "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.
         The Fund intends to utilize provisions of federal income tax law, which allows the Fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and pays dividends of any net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

The Fund and the Portfolio pays a monthly management and administrative fees to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), for its services as investment adviser and administrator. The annual rates, as a percentage of average daily net assets, are as follows:
--------------------------------------------------------------------------------
         SR&F GROWTH INVESTOR PORTFOLIO            GROWTH INVESTOR FUND
         MANAGEMENT FEE                            ADMINISTRATIVE FEE
         --------------                            ------------------
         .600% up to $500,000,                    .200% up to $500,000,
         .550% of the next $500,000,              .150% of the next $500,000,
         .500% thereafter                         .125% thereafter
--------------------------------------------------------------------------------
The Adviser also provides fund accounting services.
         The Adviser has agreed to reimburse Growth Investor Fund for its operating expenses to the extent that annual expenses exceed 1.10 percent of average daily net assets. This commitment expires on January 31, 2000, subject to earlier termination by the Adviser on 30 days notice.
         Transfer agent fees are paid to SteinRoe Services Inc.
(SSI), a direct, wholly-owned subsidiary of Liberty. SSI has entered into an agreement with Liberty Funds Services, Inc., an indirect, wholly-owned subsidiary of Liberty, to act as subtransfer agent for the Fund.
         Certain officers and trustees of the Trust are also officers of the Adviser. No remuneration was paid to any trustee or officer of the Trust who is affiliated with the Adviser.
--------------------------------------------------------------------------------

NOTE 4. SHORT-TERM DEBT

To facilitate portfolio liquidity, the Fund and the Portfolio maintain borrowing arrangements under which the Fund can borrow against portfolio securities. Neither the Fund nor the Portfolio had borrowings during the period ended March 31, 1999.

NOTE 5. INVESTMENT TRANSACTIONS

The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended March 31,1999, were $278,134 and $217,521, respectively.
--------------------------------------------------------------------------------

NOTE 6. GROWTH INVESTOR FUND

The Growth Investor Fund commenced operations on March 31, 1999. The Fund had a beginning and ending net asset value of $10.00 for that day. The Fund was not allocated any income, expenses, realized or unrealized gain or loss for March 31, 1999 from the SR&F Growth Investor Portfolio. There is no Statement of Operations or Financial Highlights for purposes of this financial report.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SR&F GROWTH INVESTOR PORTFOLIO
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.


                                                                  (Unaudited)
                                                             Six Months Ended       Year Ended       Period Ended
                                                                    March 31,    September 30,      September 30,
                                                                         1999             1998            1997(a)
                                                             ----------------    --------------     --------------
Ratio of net expenses to average net assets................          0.59%(b)            0.62%           0.63%(b)
Ratio of net investment income to average net assets.......          0.26%(b)            0.42%           0.54%(b)
Portfolio turnover rate ...................................            26%                 45%             38%



(a) From commencement of operations on February 3, 1997.
(b) Annualized.

STEIN ROE INVESTMENT TRUST
--------------------------------------------------------------------------------
TRUSTEES
John A. Bacon Jr.
  Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing
  Group Inc.
Lindsay Cook
Senior Vice President, Liberty Financial
  Companies, Inc.
Douglas A. Hacker
Senior Vice President and Chief Financial
  Officer, United Airlines
Janet Langford Kelly
Senior Vice President, Secretary and General
  Counsel, Sara Lee Corporation
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Thomas C. Theobald
Managing Director, William Blair Capital Partners


OFFICERS
Thomas W. Butch, President
William D. Andrews, Executive Vice President
Loren A. Hansen, Executive Vice President
Gary A. Anetsberger, Senior Vice President,
  Chief Financial Officer
David P. Brady, Vice President
Daniel K. Cantor, Vice President
Kevin M. Carome, Vice President,
  Assistant Secretary
J. Kevin Connaughton, Vice President
William M. Garrison, Vice President
Erik P. Gustafson, Vice President
James P. Haynie, Vice President
Harvey B. Hirschhorn, Vice President
Timothy Jacoby, Vice President
Gail D. Knudsen, Vice President
Eric S. Maddix, Vice President
Lynn C. Maddox, Vice President
Arthur J. McQueen, Vice President
Nicolette D. Parrish, Vice President,
  Assistant Secretary
Brian D. Pollard, Vice President
Gita R. Rao, Vice President
Michael E. Rega, Vice President
Steven M. Salopek, Vice President
M. Gerard Sandel, Vice President
Gloria J. Santella, Vice President
Sharlene A. Thomas, Vice President
Heidi J. Walter, Vice President, Secretary
Janet B. Rysz, Assistant Secretary
Scott E. Volk, Treasurer

AGENTS AND ADVISERS
Stein Roe & Farnham Incorporated
Investment Adviser
State Street Bank and Trust Company
Custodian
SteinRoe Services Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Trust
Arthur Andersen LLP
Independent Public Accountants

THE STEIN ROE MUTUAL FUNDS

FIXED INCOME FUNDS
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Floating Rate Income Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

EQUITY FUNDS
Balanced Fund
Growth & Income Fund
Disciplined Stock Fund*
Growth Stock Fund
Growth Investor Fund
Young Investor Fund
Large Company Focus Fund
Midcap Growth Fund**
Special Venture Fund
Capital Opportunities Fund
International Fund
Small Company Growth Fund

  * Formerly Special Fund
** Formerly Growth Opportunities Fund



Stein Roe Mutual Funds
P.O. Box 8900
Boston, MA 02205-8900
Financial Advisors call: 800-322-0593
Shareholders call: 800-338-2550
www.steinroe.com

In Chicago, visit our Fund Center at One South Wacker Drive

Liberty Funds Distributor, Inc.
GW12A 5/99